Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Capital Appreciation V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
TransDigm Group, Inc. ................. 1,008 $ 1,394,356
Automobiles — 3.1%
Ferrari NV ......................... 1,933 827,092
Tesla, Inc.
(a)
......................... 5,255 1,361,886
2,188,978
Broadline Retail — 10.0%
Amazon.com, Inc.
(a)
................... 36,986 7,036,956
Building Products — 1.0%
Trane Technologies plc ................. 2,112 711,575
Capital Markets — 2.7%
KKR & Co., Inc. ...................... 8,699 1,005,691
S&P Global, Inc. ..................... 1,699 863,262
1,868,953
Chemicals — 0.8%
Sherwin-Williams Co. (The) .............. 1,556 543,340
Commercial Services & Supplies — 1.0%
Copart, Inc.
(a)
....................... 12,643 715,467
Electrical Equipment — 0.6%
Vertiv Holdings Co. , Class A ............. 5,671 409,446
Entertainment — 4.8%
(a)
Netflix, Inc. ......................... 2,501 2,332,258
Spotify Technology SA ................. 1,870 1,028,556
3,360,814
Financial Services — 4.6%
Visa, Inc. , Class A .................... 9,243 3,239,302
Ground Transportation — 0.6%
Old Dominion Freight Line, Inc. ........... 2,372 392,447
Health Care Equipment & Supplies — 3.1%
(a)
Boston Scientific Corp. ................. 7,882 795,136
Intuitive Surgical, Inc. .................. 2,779 1,376,356
2,171,492
Hotels, Restaurants & Leisure — 1.0%
Hilton Worldwide Holdings, Inc. ........... 2,970 675,824
Interactive Media & Services — 9.8%
Alphabet, Inc. , Class A ................. 14,292 2,210,115
Meta Platforms, Inc. , Class A ............. 8,070 4,651,225
6,861,340
IT Services — 1.0%
Shopify, Inc. , Class A
(a)
................. 7,186 686,119
Life Sciences Tools & Services — 1.3%
Danaher Corp. ...................... 4,455 913,275
Pharmaceuticals — 3.9%
Eli Lilly & Co. ....................... 3,292 2,718,896
Real Estate Management & Development — 1.1%
CoStar Group, Inc.
(a)
................... 9,606 761,083
Semiconductors & Semiconductor Equipment — 17.2%
ASML Holding NV (Registered), NYRS , ADR .. 1,136 752,747
Broadcom, Inc. ...................... 17,314 2,898,883
NVIDIA Corp. ....................... 68,523 7,426,523
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 5,987 993,842
12,071,995
Security
Shares
Shares Value
Software — 17.2%
AppLovin Corp. , Class A
(a)
............... 2,698 $ 714,889
Cadence Design Systems, Inc.
(a)
.......... 6,920 1,759,963
Intuit, Inc. .......................... 2,212 1,358,146
Microsoft Corp. ...................... 18,412 6,911,681
Salesforce, Inc. ...................... 4,724 1,267,733
12,012,412
Technology Hardware, Storage & Peripherals — 8.7%
Apple, Inc. ......................... 27,563 6,122,569
Total Common Stocks — 95 .5%
(Cost: $ 46,669,007 ) ............................... 66,856,639
Preferred Securities
Preferred Stocks — 3.0%
Interactive Media & Services — 3.0%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,061,774 )
(a) (b) (c)
................ 9,690 2,096,140
Total Preferred Securities — 3 .0%
(Cost: $ 1,061,774 ) ............................... 2,096,140
Total Long-Term Investments — 98.5%
(Cost: $ 47,730,781 ) ............................... 68,952,779
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22%
(d) (e)
................... 1,102,791 1,102,791
Total Short-Term Securities — 1 .6%
(Cost: $ 1,102,791 ) ............................... 1,102,791
Total Investments — 100 .1%
(Cost: $ 48,833,572 ) ............................... 70,055,570
Liabilities in Excess of Other Assets — (0.1) % ............. (97,814)
Net Assets — 100.0% ...............................
$ 69,957,756
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,096,140, representing 3.00% of its net assets as of period end, and an original cost of $1,061,774.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Capital Appreciation V.I. Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 83,259 $ 1,019,532
(a)
$ — $ — $ — $ 1,102,791 1,102,791 $ 2,741 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Capital Appreciation V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 66,856,639 $ — $ — $ 66,856,639
Preferred Securities ....................................... — — 2,096,140 2,096,140
Short-Term Securities
Money Market Funds ...................................... 1,102,791 — — 1,102,791
$ 67,959,430 $ — $ 2,096,140 $ 70,055,570
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ................................................................................... $ 1,750,983 $ 1,750,983
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a)
...................................................................................... 345,157 345,157
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of March 31, 2025 ......................................................................................
$ 2,096,140 $ 2,096,140
Net change in unrealized appreciation on investments still held at March 31, 2025
(a)
.........................................................
$ 345,157 $ 345,157
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Capital Appreciation V.I. Fund
5
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
For the period end March 31, 2025, the valuation technique used recent prior transaction prices as inputs within the model used for the approximation of fair value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 2,096,140 Market Revenue Multiple 1.50x —
Recent Transaction
(b)
—
$ 2,096,140
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares